REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                              NEW YORK, N.Y. 10020




                                           April 9, 2008


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW

Washington, DC  20549

Re:      New Jersey Daily Municipal Income Fund, Inc.
         Investment Company Act File No. 811-6152
         Form N-CSR

         Certified Shareholder Report of Registered Investment Companies

Dear Sir or Madam:

     On behalf of New Jersey Daily Municipal Income Fund, Inc. (the "Fund"), a registered open-end management investment company, and pursuant to Rule 30d-1 under the Investment Company Act of 1940, as amended, we transmit for filing the Fund's Form N-CSR and applicable exhibits for the period ending January 31, 2008.

                                           Very truly yours,

                                           /s/Lisette Rivera
                                           Lisette Rivera
                                           Compliance Assistant

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